Statements of Cash Flows - Summary of Changes in Liabilities Arising From Financing Activities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Cash Flow Statement [Abstract]
Beginning of the year	₩ 8,730	₩ 5,900
Cash flows used in financing activities – Payment of lease liabilities	(3,918)	(3,648)
Cash flows from operating activities – Interest paid	(122)	(111)	₩ (186)
Non-cash transactions
Acquisitions – leases	1,209	6,055
Interest expense relating to lease liabilities (included in finance cost)	122	111
Others	(124)	0
Translation difference	66	423
Ending of the year	₩ 5,963	₩ 8,730	₩ 5,900